SWK Holdings Corporation and Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Three Months Ended
	March 31, 2014	March 31, 2013
Numerator:
Net income attributable to SWK Holdings Corporation Shareholders	$1,457	$60
Denominator:
Weighted-average shares outstanding	41,462	41,316
Effect of dilutive securities	68	80
Weighted-average diluted shares	41,530	41,396
Basic earnings per share	$0.04	$0.00
Diluted earnings per share	$0.04	$0.00

The following table shows the computation of basic and diluted income (loss) per share for the following (in thousands, except per share amounts):

	Year Ended
	December 31,
	2013	2012
Numerator:
Net income (loss) attributable to SWK Holdings Corporation Shareholders	$12,862	$(1,421)

Denominator:
Weighted-average shares outstanding	41,343	41,247
Effect of dilutive securities	97	-

Weighted-average diluted shares	41,440	41,247

Basic income (loss) per share	$0.31	$(0.03)
Diluted income (loss) per share	$0.31	$(0.03)